CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	3 Months Ended		4 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Revenues
Admissions	$ 418,694	$ 409,020		$ 548,632	$ 1,765,388	$ 1,847,327
Food and beverage	200,524	181,764		229,739	797,735	786,912
Other theatre	33,906	31,974		33,121	132,267	115,189
Total revenues	653,124	622,758		811,492	2,695,390	2,749,428
Operating costs and expenses
Film exhibition costs	223,088	212,100		291,561	934,246	976,912
Food and beverage costs	28,508	25,123		30,545	111,991	107,325
Operating expense	187,258	179,693		230,434	733,338	726,641
Rent	117,921	114,944		143,374	455,239	451,828
General and administrative:
Merger, acquisition and transaction costs	1,578	362		3,366	1,161	2,883
Other	4,941	18,220		29,110	64,873	97,288
Depreciation and amortization	57,777	54,777		71,633	216,321	197,537
Operating costs and expenses	621,071	605,219		800,023	2,520,318	2,560,414
Operating income (loss)	32,053	17,539		11,469	175,072	189,014
Other expense (income)
Other income		(4,229)		49	(8,344)	(1,415)
Interest expense:
Corporate borrowings	26,079	29,658		45,259	111,072	129,963
Capital and financing lease obligations	2,373	2,525		1,873	9,867	10,264
Equity in (earnings) losses of non-consolidated entities	(1,324)	5,384		2,480	(26,615)	(47,435)
Investment income	(5,143)	(7,857)		290	(8,145)	(2,084)
Total other expense	21,985	25,481		49,951	77,835	89,293
Earnings (loss) from continuing operations before income taxes	10,068	(7,942)		(38,482)	97,237	99,721
Income tax provision (benefit)	3,930	(3,100)		3,500	33,470	(263,383)
Earnings (loss) from continuing operations	6,138	(4,842)		(41,982)	63,767	363,104
Gain from discontinued operations, net of income taxes		334		(688)	313	1,296
Net earnings (loss)	$ 6,138	$ (4,508)	$ (42,670)	$ (42,670)	$ 64,080	$ 364,400